As filed with the Securities and Exchange Commission on June 28, 2013

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 101	☒
And
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 103	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Mark E. Tuttle, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on July 8, 2013 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 8, 2013, the effectiveness of Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A related to the SPDR Russell 2000® ETF, which was filed pursuant to Rule 485(a) under the Securities Act on April 16, 2013 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of June, 2013.

SPDR® SERIES TRUST

/s/ Ellen M. Needham
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	June 28, 2013
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	June 28, 2013
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	June 28, 2013
David M. Kelly

/s/ Frank Nesvet*	Trustee	June 28, 2013
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	June 28, 2013
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	June 28, 2013
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	June 28, 2013

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	June 28, 2013

*By:	/s/ Mark E. Tuttle
Mark E. Tuttle
As Attorney-in-Fact Pursuant to Power of Attorney